Reverse Recapitalization	12 Months Ended
Dec. 31, 2024
Yerbae Brands Corp [Member]
Business Acquisition [Line Items]
Reverse Recapitalization

NOTE 4 - REVERSE RECAPITALIZATION

On February 8, 2023, Yerbaé completed the Kona Bay Transaction with Yerbaé USA by way of a reverse merger conducted pursuant to: (i) the provisions of the Delaware General Corporations Law (“DGCL”) in which Merger Sub merged with and into Yerbaé USA, and (ii) a plan of arrangement conducted pursuant to the provisions of the BCBCA, which resulted in the amalgamation of Kona Bay with FinCo. In connection with the Closing, Yerbaé (formerly, Kona Bay Technologies Inc.) consolidated its issued and outstanding common shares (each, a “Common Share”) on the basis of 5.8 pre-consolidation Common Shares for each one post-consolidation Common Share and changed its name from “Kona Bay Technologies Inc.” to “Yerbaé Brands Corp.”. In accounting for the Kona Bay Transaction, the Company determined that Kona Bay was a shell company (as that term has been defined in Rule 405 of the United States Securities Act of 1933) as prior to the merger they had no operations and assets consisting solely of cash and cash equivalents. Thus, pursuant to section 12100 of the United States Securities and Exchange Commission’s (“SEC”) financial reporting manual, the Company concluded that: (1) the Kona Bay Transaction should be accounted for as “a reverse takeover equivalent to the issuance of Common Shares by the Company for the net monetary assets of Kona Bay”; and (2) the Company should be considered the accounting acquirer/legal acquiree in the Kona Bay Transaction. As the Company concluded that Yerbaé USA was the accounting acquirer/legal acquiree in the transaction, the historical results of the combined company (prior the merger) represent the historical results of Yerbaé USA.

The recognition and measurement for the acquisition of Kona Bay, was analogized to the guidance in ASC 805-40 Reverse Acquisitions which requires that the accounting acquirer measure the fair value of the consideration transferred based on the number of common shares the legal target would have had to issue in order to retain a specified ownership in the combined Company (the “deemed issuance”). Yerbaé intended to retain and 85% ownership interest in the combined company, and therefore, based on 30.2 million shares outstanding immediately prior to the merger, would have had to issue approximately 5.3 million shares to the owners of the legal parent (to retain an 85% ownership). In addition, based on an equity financing by the Company which occurred immediately before the transaction, the Company determined that the common shares had a fair value of $1.23 per share. This resulted in the determination of the fair value of the consideration transferred in the transaction was approximately $6.5 million (5.2 million shares x $1.23 per Common Share) and that of the $6.5 million transferred approximately $0.6 million should be allocated to the cash acquired from Kona Bay (i.e., the “net assets” acquired) and the remaining $5.9 million should be recognized as a charge to equity as follows:

Allocation Table
($ in millions)
Fair value of consideration paid	$6.5
Net assets acquired (cash)	(0.6)
Charge to additional paid in capital	$5.9

In addition, the Company presented the acquisition of Kona Bay as a “recapitalization” line item in our statement of changes in shareholders equity reflecting: (1) the number of Kona Bay’s outstanding common shares immediately prior to the transaction; and (2) the approximately $6.5 million in fair value of consideration transferred (calculated pursuant to the paragraph above). Further, while the guidance in ASC 805-40 also requires a revision to historical equity (of the combined company) to reflect the legal capital of the legal acquirer, the Company concluded that this was not required in our scenario as the conversion ratio, which reflects the number of common shares issued by the legal acquirer to effectuate the transaction compared to the number of common shares in the capital of Yerbaé outstanding immediately prior to the transaction, was 1:1.